Condensed Financial Statements of Kentucky First Federal Bancorp (Details) - Schedule of Balance Sheets - Parent Company [Member] - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
ASSETS
Other interest-bearing deposits	$ 34	$ 30
Prepaid expenses and other assets	883	939
Total assets	51,937	66,300
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable and other liabilities	26	22
Total liabilities	26	22
Shareholders’ equity	51,911	66,278
Total liabilities and shareholders’ equity	51,937	66,300
First Federal of Hazard [Member]
ASSETS
Interest-bearing deposits in First Federal of Hazard	1,282	1,168
Investment in First Federal of Hazard	18,314	18,366
First Federal of Kentucky [Member]
ASSETS
Interest-bearing deposits in First Federal of Kentucky	167	1,057
Frankfort First [Member]
ASSETS
Investment in Frankfort First	$ 31,257	$ 44,740